LONG-TERM INCENTIVE COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
Stock-Based Compensation
Summary of stock-based compensation expense from continuing operations and the total recognized tax benefit related to this expense
(In millions)	2016	2015	2014

Stock-based compensation expense	$27.2	$26.3	$28.3
Tax benefit	8.5	8.2	10.5

Schedule of weighted-average assumptions of options granted during the year
2016

Risk-free interest rate	1.75%
Expected stock price volatility	24.58%
Expected dividend yield	2.58%
Expected option term	6.5 years

Schedule of stock option activity

	Number of options (in thousands)	Weighted-average exercise price	Weighted-average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 2, 2016	2,369.9	$45.30	3.68	$43.8
Granted	141.1	73.96
Exercised	(1,384.1)	51.35
Forfeited or expired	(11.7)	58.16

Outstanding at December 31, 2016	1,115.2	$41.29	4.72	$32.8
Options vested and expected to vest at December 31, 2016	1,091.3	40.57	4.62	32.8
Options exercisable at December 31, 2016	974.1	$36.55	4.04	$32.8

Performance Units (PUs)
Stock-Based Compensation
Information related to awarded PUs

	Number of PUs (in thousands)	Weighted- average grant-date fair value

Unvested at January 2, 2016	447.1	$47.63
Granted at target	244.7	68.04
Adjustment for above-target performance (1)	155.6	43.91
Vested	(315.6)	43.82
Forfeited/cancelled	(41.0)	54.84

Unvested at December 31, 2016	490.8	$58.47

(1)	Reflects awards granted in excess of target as a result of our achieving above-target performance for the 2013-2015 performance period.

Market-leveraged stock units (MSUs)
Stock-Based Compensation
Information related to awarded MSUs

	Number of MSUs (in thousands)	Weighted- average grant-date fair value

Unvested at January 2, 2016	606.1	$55.04
Granted at target	182.9	72.93
Adjustments for above-target performance (1)	67.4	51.58
Vested	(264.3)	46.88
Forfeited/cancelled	(61.4)	57.80

Unvested at December 31, 2016	530.7	$62.09

(1)	Reflects adjustments as a result of achieving above-target performance for each of the performance periods paid out in 2016.

Restricted Stock Units (RSUs)
Stock-Based Compensation
Summary of information related to awarded RSUs

	Number of RSUs (in thousands)	Weighted- average grant-date fair value

Unvested at January 2, 2016	214.6	$40.96
Granted	52.8	67.66
Vested	(147.3)	36.14
Forfeited/cancelled	(2.4)	38.74

Unvested at December 31, 2016	117.7	$58.87